UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03639
Morgan Stanley Mid Cap Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2010
Date of reporting period: June 30, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (92.8%)
	Air Freight & Logistics (3.3%)
67,924	C.H. Robinson Worldwide, Inc.	$3,780,650
140,914	Expeditors International of Washington, Inc.	4,862,942

		8,643,592

	Beverages (1.1%)
106,475	Coca-Cola Enterprises, Inc.	2,753,443

	Biotechnology (1.1%)
113,599	Ironwood Pharmaceuticals, Inc. (144A) (a)(b)(c)	1,308,661
138,620	Ironwood Pharmaceuticals, Inc. (144A) (a)(b)(c)(d)	1,596,902

		2,905,563

	Capital Markets (3.0%)
126,695	Calamos Asset Management, Inc. (Class A)	1,175,730
61,971	Greenhill & Co., Inc.	3,788,287
62,111	T. Rowe Price Group, Inc.	2,757,107

		7,721,124

	Chemicals (3.0%)
93,846	Intrepid Potash, Inc. (a)	1,836,566
166,790	Nalco Holding Co.	3,412,524
118,755	Rockwood Holdings, Inc. (a)	2,694,551

		7,943,641

	Commercial Services & Supplies (3.5%)
274,503	Covanta Holding Corp. (a)	4,554,005
69,320	Stericycle, Inc. (a)	4,546,005

		9,100,010

	Computers & Peripherals (2.6%)
222,664	Teradata Corp. (a)	6,786,799

	Construction Materials (2.0%)
51,294	Martin Marietta Materials, Inc.	4,350,244
32,105	Texas Industries, Inc.	948,382

		5,298,626

	Distributors (3.2%)
1,840,180	Li & Fung Ltd. (Bermuda) (e)	8,237,612

	Diversified Consumer Services (2.9%)
46,470	New Oriental Education & Technology Group (ADR) (Cayman Islands) (a)	4,330,539
15,494	Strayer Education, Inc.	3,221,048

		7,551,587

	Diversified Financial Services (6.4%)
70,356	CIT Group, Inc. (a)	2,382,254
32,630	IntercontinentalExchange, Inc. (a)	3,688,169
195,222	Leucadia National Corp. (a)	3,808,781
52,977	Moody’s Corp.	1,055,302
208,282	MSCI, Inc. (Class A) (a)	5,706,927

		16,641,433

	Food Products (2.6%)
137,333	Mead Johnson Nutrition Co.	6,883,130

	Health Care Equipment & Supplies (4.7%)
107,565	Gen-Probe, Inc. (a)	4,885,602
65,674	IDEXX Laboratories, Inc. (a)	3,999,547
10,511	Intuitive Surgical, Inc. (a)	3,317,482

		12,202,631

	Hotels, Restaurants & Leisure (9.9%)
78,018	Accor SA (France)	3,582,894
219,148	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	8,231,199
291,278	Las Vegas Sands Corp. (a)	6,448,895
98,066	Wynn Resorts Ltd.	7,479,494

		25,742,482

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Household Durables (2.1%)
188,963	Gafisa SA (ADR) (Brazil)	$2,288,342
4,812	NVR, Inc. (a)	3,152,004

		5,440,346

	Information Technology Services (1.5%)
290,901	Redecard SA (Brazil)	4,048,439

	Internet & Catalog Retail (3.5%)
36,866	NetFlix, Inc. (a)	4,005,491
29,578	Priceline.com, Inc. (a)	5,221,700

		9,227,191

	Internet Software & Services (4.1%)
123,277	Akamai Technologies, Inc. (a)	5,001,348
1,817,400	Alibaba.com Ltd. (Cayman Islands) (e)	3,586,827
26,414	Equinix, Inc. (a)	2,145,345

		10,733,520

	Life Sciences Tools & Services (4.3%)
169,717	Illumina, Inc. (a)	7,387,781
68,246	Techne Corp.	3,920,733

		11,308,514

	Machinery (0.9%)
29,374	Schindler Holding AG (Switzerland)	2,469,896

	Media (3.3%)
85,586	Discovery Communications, Inc. Ser C (a)	2,647,175
252,014	Groupe Aeroplan, Inc. (Canada)	2,097,453
89,034	Morningstar, Inc. (a)	3,785,726

		8,530,354

	Multiline Retail (0.6%)
25,084	Sears Holdings Corp. (a)	1,621,681

	Oil, Gas & Consumable Fuels (5.2%)
66,982	Petrohawk Energy Corp. (a)	1,136,684
118,226	Range Resources Corp.	4,746,774
171,979	Ultra Petroleum Corp. (Canada) (a)	7,610,071

		13,493,529

	Professional Services (6.8%)
72,611	Corporate Executive Board Co. (The)	1,907,491
57,172	IHS, Inc. (Class A) (a)	3,339,988
247,761	Intertek Group PLC (United Kingdom)	5,298,986
236,129	Verisk Analytics, Inc. (Class A) (a)	7,060,257

		17,606,722

	Software (8.7%)
117,074	Autodesk, Inc. (a)	2,851,923
142,062	Red Hat, Inc. (a)	4,111,274
63,891	Rovi Corp. (a)	2,422,108
90,346	Salesforce.com, Inc. (a)	7,753,494
149,831	Solera Holdings, Inc.	5,423,882

		22,562,681

	Trading Companies & Distributors (1.6%)
82,146	Fastenal Co.	4,122,908

	Wireless Telecommunication Services (0.9%)
29,343	Millicom International Cellular SA (Luxembourg)	2,378,837

	Total Common Stocks (Cost $230,873,965)	241,956,291

	Convertible Preferred Stocks (0.6%)
	Alternative Energy
515,519	Better Place, LLC (Cost $1,546,557)(b)(f)	1,546,557

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2010 (unaudited) continued

NUMBER OF
SHARES (000)

	Short-Term Investment (4.8%)
	Investment Company
12,632	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $12,632,014)(g)		$12,632,014

	Total Investments (Cost $245,052,536) (h)(i)	98.2%	256,134,862
	Other Assets in Excess of Liabilities	1.8	4,581,574

	Net Assets	100.0%	$260,716,436

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	At June 30, 2010, the Fund held approximately $4,452,120 of fair valued securities, representing 1.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)	Illiquid security.

(d)	Super voting rights at a ratio of 10:1.

(e)	Security trades on the Hong Kong exchange.

(f)	Illiquid security. Resale is restricted to qualified institutional investors.

(g)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(i)	The approximate market value and percentage of total investments, $23,176,215 and 9.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2010 (unaudited) continued
Forward Foreign Currency Contracts Open at June 30, 2010:

CONTRACTS		IN EXCHANGE	DELIVERY	UNREALIZED
TO DELIVER		FOR	DATE	APPRECIATION

$143,002	CHF	155,540	07/01/2010	$1,303
$486,949	CHF	526,178	07/02/2010	1,224

	Total Unrealized Appreciation			$2,527

Currency Abbreviations:

CHF	Swiss Franc.

Morgan Stanley Mid Cap Growth Fund
Notes to the Portfolio of Investments ■ June 30, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JUNE 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Air Freight & Logistics	$8,643,592	$8,643,592	—	—
Beverages	2,753,443	2,753,443	—	—
Biotechnology	2,905,563	—	—	$2,905,563
Capital Markets	7,721,124	7,721,124	—	—
Chemicals	7,943,641	7,943,641	—	—
Commercial Services & Supplies	9,100,010	9,100,010	—	—
Computers & Peripherals	6,786,799	6,786,799	—	—
Construction Materials	5,298,626	5,298,626	—	—
Distributors	8,237,612	—	$8,237,612	—
Diversified Consumer Services	7,551,587	7,551,587	—	—
Diversified Financial Services	16,641,433	16,641,433	—	—
Food Products	6,883,130	6,883,130	—	—
Health Care Equipment & Supplies	12,202,631	12,202,631	—	—
Hotels, Restaurants & Leisure	25,742,482	22,159,588	3,582,894	—
Household Durables	5,440,346	5,440,346	—	—
Information Technology Services	4,048,439	4,048,439	—	—
Internet & Catalog Retail	9,227,191	9,227,191	—	—
Internet Software & Services	10,733,520	7,146,693	3,586,827	—
Life Sciences Tools & Services	11,308,514	11,308,514	—	—
Machinery	2,469,896	—	2,469,896	—
Media	8,530,354	8,530,354	—	—
Multiline Retail	1,621,681	1,621,681	—	—

	FAIR VALUE MEASUREMENTS AT JUNE 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Oil, Gas & Consumable Fuels	13,493,529	13,493,529	—	—
Professional Services	17,606,722	12,307,736	5,298,986	—
Software	22,562,681	22,562,681	—	—
Trading Companies & Distributors	4,122,908	4,122,908	—	—
Wireless Telecommunication Services	2,378,837	2,378,837	—	—

Total Common Stocks	241,956,291	215,874,513	23,176,215	2,905,563

Convertible Preferred Stocks	1,546,557	—	—	1,546,557
Short-Term Investment — Investment Company	12,632,014	12,632,014	—	—
Forward Foreign Currency Contracts	2,527	—	2,527	—

Total	$256,137,389	$228,506,527	$23,178,742	$4,452,120

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN
SECURITIES
Beginning Balance	$1,663,440
Net purchases (sales)	2,824,546
Amortization of discount
Transfers in and/or out
Change in unrealized appreciation/depreciation	(35,866)
Realized gains (losses)

Ending Balance	$4,452,120

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2010	(35,866)

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Mid-Cap Growth Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 17, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 17, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2010